Fair Value Measurements Reconciliation of Fair Value Measurements of Liability for Future Consideration Payments (Details) (SunTrust Acquisition Future Consideration Payments Liability [Member], Fair Value, Inputs, Level 3 [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011
SunTrust Acquisition Future Consideration Payments Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2010	$ 20,058
Adjustment to reflect final valuation	(2,600)	[1]
Changes in fair value	900	[2]
Contingent consideration payments	(4,954)
Balance at December 31, 2011	$ 13,404

[1]	As a result of finalizing the valuation relating to the SunTrust Acquisition in the first quarter 2011, this adjustment was required in order to revise the preliminary estimate of fair value.
[2]	Amounts included in Intangible asset related expense on the Consolidated Statements of Income.